NOTES PAYABLE – NONRELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES

Effective January 1, 2016, the Company acquired three vehicles from various related parties in exchange for the assumption of the liabilities related to those vehicles. The liabilities assumed are as follows at December 31, 2022 and December 31, 2021.

	December 31, 2022	December 31, 2021

Loan secured by a tour bus, payable in monthly payments of $1,426 including interest at 12% per annum through January 2023 when the remaining balance is payable.	$-	$12,939

Total recorded as current liability	$-	$12,939